Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Summary of earnings per share

($ in thousands)		2012
	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$4,814	4,862	$0.99
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$4,814	4,862	$0.99

		2011
($ in thousands)	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$1,664	4,862	$0.34
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$1,664	4,862	$0.34